Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 96.3%
		Communications 1.7%
9,255		Activision Blizzard, Inc.	$720,594

		Consumer Discretionary 11.6%
7,457		Best Buy Co., Inc.	486,122
1,695		Domino's Pizza, Inc.	660,558
8,478		D.R. Horton, Inc.	561,159
2,985		Lowe's Companies, Inc.	521,390
4,515		NIKE, Inc. - Class B	461,433
1,422		Pool Corp.	499,449
1,878		The Home Depot, Inc.	515,079
3,290		Tractor Supply Co.	637,767
4,104		Williams-Sonoma, Inc.	455,339
			4,798,296
		Consumer Staples 6.6%
8,569		Colgate-Palmolive Co.	686,719
3,107		Dollar General Corp.	762,582
3,061		Target Corp.	432,305
3,987		The Hershey Co.	857,843
			2,739,449
		Energy 2.1%
7,670		EOG Resources, Inc.	847,075

		Financials 14.6%
11,903		Aflac, Inc.	658,593
14,610		Ally Financial, Inc.	489,581
10,968		Brown & Brown, Inc.	639,873
6,435		Discover Financial Services	608,622
21,008		Franklin Resources, Inc.	489,697
2,809		Mastercard, Inc. - Class A	886,183
7,251		Morgan Stanley	551,511
3,799		T. Rowe Price Group, Inc.	431,604
1,849		The Goldman Sachs Group, Inc.	549,190
3,617		Visa, Inc. - Class A	712,151
			6,017,005
		Health Care 11.1%
5,390		Abbott Laboratories	585,623
4,839		Agilent Technologies, Inc.	574,728
8,464		Baxter International, Inc.	543,643
2,471		Danaher Corp.	626,448
3,270		McKesson Corp.	1,066,707
1,201		Thermo Fisher Scientific, Inc.	652,479
1,815		West Pharmaceutical Services, Inc.	548,802
			4,598,430
		Industrials 15.5%
8,700		Amphenol Corp. - Class A	560,106
18,594		CSX Corp.	540,342
5,688		Expeditors International of Washington, Inc.	554,352
3,495		J.B. Hunt Transport Services, Inc.	550,358
3,948		L3Harris Technologies, Inc.	954,231
4,206		Nordson Corp.	851,463
2,165		Old Dominion Freight Line, Inc.	554,846
2,195		Parker-Hannifin Corp.	540,080
5,100		Waste Connections, Inc.	632,196
1,452		W.W. Grainger, Inc.	659,832
			6,397,806
		Materials 6.2%
3,376		Avery Dennison Corp.	546,473
4,270		Celanese Corp.	502,195
7,036		Nucor Corp.	734,629
3,473		The Sherwin-Williams Co.	777,639
			2,560,936
		Technology 26.9%
4,142		Analog Devices, Inc.	605,105
4,722		Apple, Inc.	645,592
4,688		Applied Materials, Inc.	426,514
1,272		Broadcom, Inc.	617,950
3,723		CDW Corporation of Delaware	586,596
1,416		FactSet Research Systems, Inc.	544,551
19,659		HP, Inc.	644,422
1,186		Intuit, Inc.	457,132
1,916		KLA Corp.	611,357
1,157		Lam Research Corp.	493,056
2,347		Microsoft Corp.	602,780
1,415		Monolithic Power Systems, Inc.	543,416
1,977		Moody's Corp.	537,685
3,857		QUALCOMM, Inc.	492,693
1,630		S&P Global, Inc.	549,408
5,195		Skyworks Solutions, Inc.	481,265
8,925		SS&C Technologies Holdings, Inc.	518,275
4,973		Teradyne, Inc.	445,332
4,218		Texas Instruments, Inc.	648,096
2,590		Ubiquiti, Inc.	642,864
			11,094,089
		Total Common Stocks
		(Cost $45,778,385)	39,773,680

MONEY MARKET FUNDS 3.6%
1,501,557		First American Government Obligations Fund, 1.30% (a)	1,501,557
		Total Money Market Funds
		(Cost $1,501,557)	1,501,557

		Total Investments 99.9%
		(Cost $47,279,942)	41,275,237

		Other Assets in Excess of Liabilities 0.1%	19,205

		TOTAL NET ASSETS 100.0%	$41,294,442

	(a)	7-day net yield at June 30, 2022.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 77.9%
		Communications 1.7%
5,859		Activision Blizzard, Inc. (a)	$456,182

		Consumer Discretionary 8.8%
3,935		Best Buy Co., Inc.	256,523
752		Domino's Pizza, Inc.	293,062
3,852		D.R. Horton, Inc. (a)	254,964
1,447		Lowe's Companies, Inc.	252,747
2,189		NIKE, Inc. - Class B	223,716
690		Pool Corp.	242,349
870		The Home Depot, Inc.	238,615
1,717		Tractor Supply Co. (a)	332,840
1,970		Williams-Sonoma, Inc.	218,572
			2,313,388
		Consumer Staples 5.2%
4,286		Colgate-Palmolive Co.	343,480
1,579		Dollar General Corp. (a)	387,550
1,462		Target Corp.	206,478
1,953		The Hershey Co.	420,207
			1,357,715
		Energy 1.6%
3,881		EOG Resources, Inc.	428,618

		Financials 11.2%
6,423		Aflac, Inc. (a)	355,384
7,311		Ally Financial, Inc.	244,992
6,408		Brown & Brown, Inc. (a)	373,843
3,254		Discover Financial Services	307,763
10,510		Franklin Resources, Inc.	244,988
1,055		Mastercard, Inc. - Class A	332,831
3,534		Morgan Stanley	268,796
1,793		T. Rowe Price Group, Inc. (a)	203,703
901		The Goldman Sachs Group, Inc.	267,615
1,809		Visa, Inc. - Class A	356,174
			2,956,089
		Health Care 10.1%
2,632		Abbott Laboratories	285,967
2,358		Agilent Technologies, Inc.	280,060
4,286		Baxter International, Inc.	275,290
1,178		Danaher Corp.	298,646
1,633		McKesson Corp.	532,701
563		Thermo Fisher Scientific, Inc.	305,867
1,116		West Pharmaceutical Services, Inc. (a)	337,445
2,052		Zoetis, Inc. (a)	352,718
			2,668,694
		Industrials 12.8%
4,937		Amphenol Corp. - Class A (a)	317,844
9,300		CSX Corp.	270,258
2,774		Expeditors International of Washington, Inc.	270,354
2,368		J.B. Hunt Transport Services, Inc. (a)	372,889
1,902		L3Harris Technologies, Inc. (a)	459,714
2,378		Nordson Corp. (a)	481,402
1,036		Old Dominion Freight Line, Inc.	265,506
1,116		Parker-Hannifin Corp.	274,592
2,573		Waste Connections, Inc.	318,949
714		W.W. Grainger, Inc.	324,463
			3,355,971
		Materials 4.2%
1,677		Avery Dennison Corp.	271,456
2,203		Celanese Corp.	259,095
3,432		Nucor Corp.	358,335
935		The Sherwin-Williams Co. (a)	209,356
			1,098,242
		Technology 22.3%
1,986		Analog Devices, Inc.	290,135
2,139		Apple, Inc. (a)	292,444
2,359		Applied Materials, Inc.	214,622
624		Broadcom, Inc.	303,145
1,857		CDW Corporation of Delaware	292,589
815		FactSet Research Systems, Inc. (a)	313,425
9,579		HP, Inc.	313,999
524		Intuit, Inc. (a)	201,971
987		KLA Corp. (a)	314,932
744		Lam Research Corp. (a)	317,056
1,261		Microsoft Corp. (a)	323,863
651		Monolithic Power Systems, Inc.	250,010
1,116		Moody's Corp. (a)	303,518
465		MSCI, Inc. (a)	191,650
1,898		QUALCOMM, Inc.	242,450
956		S&P Global, Inc. (a)	322,229
2,494		Skyworks Solutions, Inc. (a)	231,044
4,585		SS&C Technologies Holdings, Inc.	266,251
2,180		Teradyne, Inc. (a)	195,219
2,574		Texas Instruments, Inc. (a)	395,495
1,131		Ubiquiti, Inc.	280,725
			5,856,772
		Total Common Stocks
		(Cost $22,706,674)	20,491,671

MONEY MARKET FUNDS 21.6%
5,694,739		First American Government Obligations Fund, 1.30% (b)	5,694,739
		Total Money Market Funds
		(Cost $5,694,739)	5,694,739

		Total Investments Before Securities Sold Short
		(Cost $28,401,413)	26,186,410

SECURITIES SOLD SHORT
COMMON STOCKS (33.9%)
		Communications (1.7)%
(3,639)		Electronic Arts, Inc.	(442,684)

		Consumer Discretionary (2.5)%
(25,673)		Ford Motor Co.	(285,741)
(13,113)		MGM Resorts International	(379,621)
			(665,362)
		Consumer Staples (2.2)%
(15,225)		The Kraft Heinz Co.	(580,682)

		Energy (12.8)%
(19,995)		Baker Hughes Co.	(577,256)
(20,883)		Halliburton Co.	(654,891)
(5,620)		Hess Corp.	(595,383)
(17,064)		Occidental Petroleum Corp.	(1,004,728)
(15,058)		Schlumberger NV	(538,474)
			(3,370,732)
		Financials (3.4)%
(7,715)		The Progressive Corp.	(897,023)

		Health Care (1.6)%
(39,763)		Viatris, Inc.	(416,319)

		Industrials (1.6)%
(6,472)		General Electric Co.	(412,072)

		Utilities (8.1)%
(28,413)		CenterPoint Energy, Inc.	(840,456)
(7,441)		Dominion Energy, Inc.	(593,866)
(5,541)		DTE Energy Co.	(702,322)
			(2,136,644)
		Total Securities Sold Short
		[Proceeds $(7,870,545)]	(8,921,518)

		Total Investments 65.6%
		(Cost $20,530,868)	17,264,892

		Other Assets in Excess of Liabilities 34.4%	9,053,341

		TOTAL NET ASSETS 100.0%	$26,318,233

	(a)
Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at June 30, 2022 was $17,361,886, which includes cash in the amount of $9,063,206.

	(b)	7-day net yield at June 30, 2022.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Number of Shares			Value
COMMON STOCKS 94.3%
		Communications 9.5%
16,036		Baidu, Inc. - ADR (b)	$2,385,034
75,539		Digital Garage, Inc. (a)	2,043,250
151,663		GMO Internet, Inc. (a)	2,600,001
6,484		Meta Platforms, Inc. - Class A (b)	1,045,545
2,002		Swisscom AG (a)	1,106,013
54,354		Tencent Holdings Ltd. (a)	2,454,893
			11,634,736
		Consumer Discretionary 7.6%
20,853		Alibaba Group Holding Ltd. - ADR (b)	2,370,569
35,314		JD.com, Inc. - ADR (b)	2,267,865
115,274		Overstock.com, Inc. (b)	2,883,003
400,769		Rakuten Group, Inc. (a)	1,807,714
			9,329,151
		Consumer Staples 1.0%
10,225		Walmart, Inc.	1,243,155

		Financials 34.7%
12,235		American Express Co.	1,696,016
33,619		Citigroup, Inc.	1,546,138
25,733		Coinbase Global, Inc. - Class A (b)	1,209,966
52,691		Customers Bancorp, Inc. (b)	1,786,225
7,506		Deutsche Boerse AG (a)	1,255,405
484,240		Galaxy Digital Holdings Ltd. (a)(b)	1,817,029
159,006		ING Groep NV - ADR	1,577,339
16,916		Intercontinental Exchange, Inc.	1,590,781
19,016		JPMorgan Chase & Co.	2,141,392
6,645		Mastercard, Inc. - Class A	2,096,365
10,700		Nasdaq, Inc.	1,632,178
609,471		NU Holdings Ltd. (b)	2,279,421
35,104		PayPal Holdings, Inc. (b)	2,451,663
96,017		Plus500 Ltd. (a)	1,955,428
187,164		Robinhood Markets, Inc. - Class A (b)	1,538,488
105,677		SBI Holdings, Inc. (a)	2,067,898
10,934		Signature Bank/New York NY	1,959,482
31,472		Silvergate Capital Corp. - Class A (b)	1,684,696
39,256		The Bank of New York Mellon Corp.	1,637,368
1,873		The Goldman Sachs Group, Inc.	556,318
9,776		Visa, Inc. - Class A	1,924,797
35,552		Vontobel Holding AG	2,498,863
330,130		WisdomTree Investments, Inc.	1,673,759
583,107		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	1,898,657
			42,475,672
		Industrials 3.1%
40,434		Hitachi Ltd. (a)	1,918,589
18,429		Siemens AG (a)	1,875,075
			3,793,664
		Technology 38.4%
7,895		Accenture PLC - Class A	2,192,047
21,926		Advanced Micro Devices, Inc. (b)	1,676,681
640,051		Bakkt Holdings, Inc. (b)	1,344,107
1,375,217		Bitfarms Ltd. (b)	1,540,243
35,883		Block, Inc. (b)	2,205,369
13,279		Broadridge Financial Solutions, Inc.	1,892,921
473,643		Canaan, Inc. (b)	1,525,130
44,882		Cisco Systems, Inc.	1,913,769
771,578		Core Scientific, Inc. (b)	1,149,651
16,633		Fujitsu Ltd. (a)	2,079,738
141,817		Hewlett Packard Enterprise Co.	1,880,493
89,697		Infosys Ltd. - ADR	1,660,291
17,118		International Business Machines Corp.	2,416,890
303,751		Marathon Digital Holdings, Inc. (b)	1,622,030
29,629		Micron Technology, Inc.	1,637,891
7,864		Microsoft Corp.	2,019,711
12,409		MicroStrategy, Inc. (b)	2,038,799
135,561		NTT Data Corp. (a)	1,874,355
13,807		NVIDIA Corp.	2,093,003
1,048,422		OneConnect Financial Technology Co. Ltd. (b)	1,792,802
29,724		Oracle Corp.	2,076,816
968		Samsung Electronics Co. Ltd. - GDR 144A (c)	1,056,088
24,744		SAP SE - ADR	2,244,776
19,826		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,620,776
10,377		Texas Instruments, Inc.	1,594,426
660,429		Z Holdings Corp. (a)	1,929,496
			47,078,299
		Total Common Stocks
		(Cost $138,059,471)	115,554,677

MONEY MARKET FUNDS 1.8%
2,148,968		First American Government Obligations Fund, 1.30% (c)	2,148,968
		Total Money Market Funds
		(Cost $2,148,968)	2,148,968

		Total Investments 96.1%
		(Cost $140,208,439)	117,703,645

		Other Assets in Excess of Liabilities 3.9%	4,837,372

		TOTAL NET ASSETS 100.0%	$122,541,017

	(a)	U.S.-dollar denominated security of a foreign issuer.
	(b)	Non-Income Producing.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At June 30, 2022, the net value of these securities amounted to $1,056,088 which represents 0.9% of net assets.

	(d)	7-day net yield at June 30, 2022.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$39,773,680	$-	$-	$39,773,680
Short-Term Investments
Money Market Funds	1,501,557	-	-	1,501,557
Total	$41,275,237	$-	$-	$41,275,237

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$20,491,671	$-	$-	$20,491,671
Short-Term Investments
Money Market Funds	5,694,739	-	-	5,694,739
Total Assets	$26,186,410	$-	$-	$26,186,410

Liabilities
Equity
Common Stocks(a)	$(8,921,518)	$-	$-	$(8,921,518)
Total Liabilities	$(8,921,518)	$-	$-	$(8,921,518)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$115,554,677	$-	$-	$115,554,677
Short-Term Investments
Money Market Funds	2,148,968	-	-	2,148,968
Total	$117,703,645	$-	$-	$117,703,645

(a) See each Fund's Schedule of Investments for breakout by sector classification.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.